Consolidated Statements of Stockholders’ Equity - USD ($) $ in Thousands	Total	Convertible Notes To Class A Common Stock	Convertible Preferred Stock	Common Stock	Common Stock Convertible Notes To Class A Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Convertible Notes To Class A Common Stock	Accumulated Other Comprehensive Income	Accumulated Deficit	Previously Reported	Previously Reported Convertible Preferred Stock	Previously Reported Common Stock	Previously Reported Additional Paid-in Capital	Previously Reported Accumulated Other Comprehensive Income	Previously Reported Accumulated Deficit	Retroactive application of Exchange Ratio	Retroactive application of Exchange Ratio Convertible Preferred Stock	Retroactive application of Exchange Ratio Common Stock	Retroactive application of Exchange Ratio Additional Paid-in Capital
Beginning balance (in shares) at Jan. 31, 2019			128,613,343	42,103,992							83,960,040	27,485,895					44,653,303	14,618,097
Beginning balance at Jan. 31, 2019	$ 305,835		$ 13	$ 4		$ 693,630		$ 1,276	$ (389,088)	$ 305,835	$ 2	$ 1	$ 693,644	$ 1,276	$ (389,088)	$ 0	$ 11	$ 3	$ (14)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series D convertible preferred stock (in shares)			1,065,594
Issuance of Series D convertible preferred stock	10,000					10,000
Issuance stock in relation to acquisition (in shares)			1,573,690
Issuance stock in relation to acquisition	14,772					14,772
Issuance of Class A common stock warrants	$ 4,235					4,235
Issuance of Class A common stock from the exercise of common stock options (in shares)	171,428			171,428
Issuance of Class A common stock from the exercise of common stock options	$ 264					264
Stock-based compensation	6,028					6,028
Change in translation	217							217
Net loss	(123,714)								(123,714)
Ending balance (in shares) at Jan. 31, 2020			131,252,627	42,275,420
Ending balance at Jan. 31, 2020	217,637		$ 13	$ 4		728,929		1,493	(512,802)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class A common stock warrants	$ 1,624					1,624
Issuance of Class A common stock from the exercise of common stock options (in shares)	1,670,778			1,670,778
Issuance of Class A common stock from the exercise of common stock options	$ 539					539
Stock-based compensation	14,538					14,538
Change in translation	276							276
Net loss	(127,103)								(127,103)
Ending balance (in shares) at Jan. 31, 2021			131,252,627	43,946,198
Ending balance at Jan. 31, 2021	107,511		$ 13	$ 4		745,630		1,769	(639,905)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance stock in relation to acquisition (in shares)				1,900,739
Issuance stock in relation to acquisition	$ 12,854					12,854
Issuance of Class A common stock from the exercise of common stock options (in shares)	6,199,287			3,671,551
Issuance of Class A common stock from the exercise of common stock options	$ 9,400			$ 1		9,399
Issuance of Class A common stock upon vesting of restricted stock units (in shares)				1,425,209
Vesting of early exercised stock options (in shares)				183,822
Vesting of early exercised stock options	1,793					1,793
Class A common stock withheld to satisfy employee tax withholding obligations (in shares)				(532,676)
Class A common stock withheld to satisfy employee tax withholding obligations	(5,598)					(5,598)
Issuance of recourse note to employee	(391)					(391)
Stock-based compensation	43,185					43,185
Exercise of Class A common stock warrants (in shares)				2,976,452
Conversion of securities to Class A common stock (in shares)			(131,252,627)	131,252,627	10,578,521
Conversion of securities to Class A common stock	0	$ 114,354	$ (13)	$ 13	$ 1		$ 114,353
Reclassification of convertible preferred stock warrant liabilities converted to Class A common stock warrants	23,477					23,477
Issuance of Class A common stock upon Business Combination and PIPE Investment, net (in shares)				66,772,830
Issuance of Class A common stock upon Business Combination and PIPE Investment, net	478,457			$ 8		478,449
Change in translation	327							327
Net loss	(137,124)								(137,124)
Ending balance (in shares) at Jan. 31, 2022			0	262,175,273
Ending balance at Jan. 31, 2022	$ 648,245		$ 0	$ 27		$ 1,423,151		$ 2,096	$ (777,029)